CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net loss	$ (20,200)	$ (16,709)	$ (90,227)
Other comprehensive income (loss)
Net change in unrealized gain (loss) on securities available for sale, including reclassification adjustments	175	(163)	8,721
Change in unrealized losses on securities available for sale for which a portion of other than temporary impairment has been recognized in earnings	390	1,755	(2,594)
Net change in unrealized gain on derivative instruments	206	205	1,402
Reclassification adjustment for accretion on settled derivative instruments	428	762	0
Comprehensive Loss	$ (19,001)	$ (14,150)	$ (82,698)